Commitments and Contingencies (Tables)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Commitments and Contingencies [Abstract]
Schedule of Exploration Commitments

The Group’s exploration commitments are related to the Group’s exploration tenements and are detailed below:

	2026 A$	2025 A$
Within one year	31,937	505,266

Within two years to five years	56,666	397,634
	88,603	902,900

The Group’s exploration commitments are related to the Group’s exploration tenements and are detailed below:

	2025 $	2024 $
Within one year	505,266	40,071

Within two years to five years	397,634	2,078,000

	902,900	2,118,071